Loan interest income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Contractual interest
Contractual interest earned on mortgages	$ 103,820	$ 104,194	$ 106,321
Contractual interest earned on other loans	81,509	79,506	82,395
Subtotal contractual interest earned	185,329	183,700	188,716
Amortisation
Amortisation of fair value hedge	(1,120)	(1,471)	(1,548)
Amortisation of loan origination fees (net of amortised costs)	3,791	4,257	4,818
Total loan interest income	188,000	186,486	191,986
Balance of unamortised fair value hedge included in loans as at year end	3,215	4,335	5,806
Balance of unamortised loan fees included in loans as at year end	$ 6,313	$ 7,319	$ 7,072